Schedule of Fair Value Measurement of Assets and Liabilities (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Assets
Total Assets	$ 107,246,021	$ 122,336,782
Liabilities
Financial derivative liability	384,500	250,921
Total Liabilities	8,862,289	8,946,817
At fair value [member]
Assets
Investments at fair value	716,960	1,425,911
Convertible note in Asra Minerals		250,000
Total Assets	716,960	1,675,911
Liabilities
Financial derivative liability	384,500	250,921
Total Liabilities	384,500	250,921
Level 1 of fair value hierarchy [member] | At fair value [member]
Assets
Investments at fair value	511,073	1,220,024
Convertible note in Asra Minerals
Total Assets	511,073	1,220,024
Liabilities
Financial derivative liability	384,500	250,921
Total Liabilities	384,500	250,921
Level 2 of fair value hierarchy [member] | At fair value [member]
Assets
Investments at fair value	205,887	205,887
Convertible note in Asra Minerals		250,000
Total Assets	205,887	455,887
Liabilities
Financial derivative liability
Total Liabilities
Level 3 of fair value hierarchy [member] | At fair value [member]
Assets
Investments at fair value
Convertible note in Asra Minerals
Total Assets
Liabilities
Financial derivative liability
Total Liabilities